Note 11 - Contract Liabilities - Changes in Contract Liabilities (Details)	12 Months Ended
Dec. 31, 2018 CAD ($)
Statement Line Items [Line Items]
Balance	$ 90,860
Amounts invoices and revenue deferred as at December 31, 2018	207,073
Recognition of deferred revenue included in the adjusted balance at the beginning of the period	(80,673)
Balance	217,259
IAS 18 [member]
Statement Line Items [Line Items]
Balance	0
Increase (decrease) due to application of IFRS 15 [member]
Statement Line Items [Line Items]
Balance	$ 90,860